EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity

<>NOTE 14—EQUITY:

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  Ordinary shares and ADSs

<>As of December 31, 2015, there were 1 billion ordinary shares issued (December 31, 2014—957 million). Teva ordinary shares are traded on the Tel-Aviv Stock Exchange and, in the form of American Depositary Shares, each of which represents one ordinary share, on the New York Stock Exchange in the United States.

On December 8, 2015, the Company completed an offering of 54 million ADSs at $62.50 per share. The net proceeds from the offering of $3.3 billion, together with the net proceeds of $3.3 billion from the mandatory convertible preferred shares offering referred to below, will be used to finance a portion of the cash consideration payable in connection with the Actavis Generics acquisition and related fees and expenses, to finance the pending Rimsa acquisition or otherwise for general corporate purposes.

On January 6, 2016, Teva sold an additional 5.4 million ADSs, pursuant to the underwriters' exercise in full of their overallotment option. As a result, Teva received an additional $329 million in net proceeds, for an aggregate of approximately $3.62 billion including the initial closing.

  <>bbנbMandatory convertible preferred shares

Also, on December 8, 2015, the Company completed an offering of 3,375,000 of its 7% mandatory convertible preferred shares. The mandatory convertible preferred shares have no voting rights and rank senior to Teva's ordinary shares with respect to dividends and distributions upon our liquidation, winding-up or dissolution. Dividends on the mandatory convertible preferred shares are payable on a cumulative basis when, as and if declared by Teva's board of directors at an annual rate of 7% on the liquidation preference of $1,000.00 per mandatory convertible preferred share. Declared dividends will be paid in cash on March 15, June 15, September 15 and December 15 of each year commencing March 15, 2016, through and including December 15, 2018.

Dividends accumulate from the most recent date as to which dividends shall have been paid or, if no dividends have been paid, from the first original issue date and, to the extent legally permitted and declared by the board of directors, such dividend will be paid in cash on each dividend payment date; provided that any undeclared or unpaid dividends will continue to accumulate. So long as any mandatory convertible preferred share remains outstanding, no dividend or distribution shall be declared or paid on Teva's ordinary shares, ADSs or any other class or series of junior shares, and none of Teva's ordinary shares, ADSs or any other class or series of junior shares shall be purchased, redeemed or otherwise acquired for consideration by us or any of Teva's subsidiaries unless all accumulated and unpaid dividends for all preceding dividend periods have been declared and paid upon, or a sufficient sum of cash has been set apart for the payment of such dividends upon, all outstanding mandatory convertible preferred shares.

Each mandatory convertible preferred share will automatically convert on December 15, 2018 (the "mandatory conversion date") into between 13.3 and 16.0 ADSs, subject to anti-dilution adjustments. The number of ADSs issuable upon conversion of the mandatory convertible preferred shares will be determined based on the volume weighted average price per ADS over the 20 consecutive trading day period beginning on and including the 22nd scheduled trading day immediately preceding the mandatory conversion date. At any time prior to the mandatory conversion date, other than during a fundamental change conversion period as defined, holders of the mandatory convertible preferred shares may elect to convert each mandatory convertible preferred share into ADSs at the minimum conversion rate of 13.3 ADSs per mandatory convertible preferred share, subject to anti-dilution adjustments.

In addition, holders may elect to convert their mandatory convertible preferred shares during a specified period beginning on the fundamental change effective date, in which case such mandatory convertible preferred shares will be converted into ADSs at the fundamental change conversion rate and converting holders will also be entitled to receive a fundamental change dividend make-whole amount and any accumulated but unpaid dividends.

As of December 31, 2015, the accrued dividends payable on the mandatory convertible preferred shares amounted to $15 million.

On January 6, 2016, Teva sold an additional 337,500 mandatory convertible preferred shares pursuant to the underwriters exercise in full of their overallotment option. As a result, Teva received an additional $329 million in net proceeds, for an aggregate of approximately $3.62 billion including the initial closing. These additional 337,500 mandatory convertible preferred shares accumulated dividends from December 8, 2015.

Share repurchase program

In October 2014, Teva's board of directors authorized the Company to increase its share repurchase program up to $3 billion of its ordinary shares and ADSs. As of December 31, 2015, $2.1 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time or from time to time.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Year ended December 31,

	2015	2014	2013
	(in millions)
Amount spent on shares repurchased	$439	$500	$497
Number of shares repurchased	7.7	8.7	12.8

c. Stock-based compensation plans:

Stock-based compensation plans are comprised of employee stock option plans, RSUs, PSUs, and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with equity participation in the Company.

On June 29, 2010, the Teva 2010 Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 70 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant. The 2010 Plan expired on June 28, 2015 (except with respect to awards outstanding on that date), and no additional awards under the 2010 Plan may be made. At the date of its expiration, there remained 12.2 million shares available for grant as options (or option equivalents).

On September 3, 2015, the Teva 2015 Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 43.7 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant.

As of December 31, 2015, 43.4 million equivalent share units remained available for future awards.

In the past, Teva had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

The vesting period of the outstanding options, RSUs and PSUs is generally from 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options, RSUs or PSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the 2010 and 2015 plans described above.

<>Status of options

<>A summary of the status of the options as of December 31, 2015, 2014 and 2013, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2015		2014		2013
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price

Balance outstanding at beginning of year	26,733	$ 45.91	32,481	$ 45.05	36,580	$ 44.40
Changes during the year:
Granted	7,655	59.82	6,935	48.60	1,701	38.37
Exercised	(8,127)	46.88	(11,423)	45.05	(2,797)	32.17
Forfeited	(1,028)	48.96	(1,260)	46.11	(3,003)	45.51
Balance outstanding at end of year	25,233	49.69	26,733	45.91	32,481	45.05
Balance exercisable at end of year	11,299	44.67	12,632	47.16	17,082	47.30

The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model as follows:
	Year ended December 31,
	2015	2014	2013

Weighted average fair value	$ 10.9	$ 9.3	$ 6.6

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2015	2014	2013

Dividend yield	2.3%	2.9%	3.3%
Expected volatility	24%	25%	23%
Risk-free interest rate	1.8%	1.9%	2.1%
Expected term	5 years	6 years	9 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing options. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S. Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends and expected dividend growth.

The following tables summarize information at December 31, 2015 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	3,398	38.61	7.10	91,858
$40.11	-	$45.10	4,707	41.93	6.09	111,613
$45.11	-	$50.10	7,533	48.55	7.33	128,738
$50.11	-	$55.10	1,881	52.18	2.20	25,323
$55.11	-	$60.10	1,434	57.85	8.22	11,173
$60.11	-	$66.00	6,280	60.27	9.14	33,715
Total			25,233	49.69	7.19	402,420

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	2,741	38.74	7.02	73,742
$40.11	-	$45.10	3,830	41.83	5.87	91,203
$45.11	-	$50.10	2,732	48.42	5.97	47,054
$50.11	-	$55.10	1,747	52.12	1.72	23,616
$55.11	-	$60.10	189	59.58	1.67	1,147
$60.11	-	$66.00	60	63.32	1.27	136
Total			11,299	44.67	5.44	236,898

<>The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $65.64 on December 31, 2015, less the weighted average exercise price in each range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money options exercisable as of December 31, 2015 was 11 million.

<>The total intrinsic value of options exercised during the years ended December 31, 2015, 2014 and 2013 was $120 million, $74 million and $19 million, respectively, based on the Company's average stock price of $61.66, $51.57 and $38.99 during the years then ended, respectively.

<>Status of non-vested RSUs

<>The fair value of RSUs and PSUs is estimated based on the market value of the Company's stock on the date of award grant, less an estimate of dividends that will not accrue to RSU and PSU holders prior to vesting.

<>The following table summarizes information about the number of RSUs and PSUs issued and outstanding:

	Year ended December 31,
	2015		2014		2013
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value

Balance outstanding at beginning of year	2,466	$43.05	2,512	$40.48	3,744	$41.04
Granted	1,519	56.75	1,342	46.09	289	35.80
Vested	(1,112)	41.04	(1,146)	41.55	(1,222)	41.04
Forfeited	(322)	48.27	(242)	40.05	(299)	40.98
Balance outstanding at end of year	2,551	51.43	2,466	43.05	2,512	40.48

<>The Company has expensed compensation costs, net of estimated forfeitures, based on the grant-date fair value. For the years ended December 31, 2015, 2014 and 2013, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2015	2014	2013

	(U.S. $ in millions)
Employee stock options	$62	$47	$40
RSUs and PSUs	55	38	24
Total stock-based compensation expense	117	85	64
Tax effect on stock-based compensation expense	19	14	14
Net effect	$98	$71	$50

<>The total unrecognized compensation cost before tax on employee stock options and RSU/PSUs amounted to $98 million and $96 million, respectively, at December 31, 2015, and is expected to be recognized over a weighted average period of approximately 1.4 years.

<>d.        Dividends and accumulated other comprehensive income (loss): <><><<><><>Divid

Commencing in April 2015, dividends on our ordinary shares were declared in U.S. dollars. Dividends paid per share in the years ended December 31, 2015, 2014 and 2013 were $1.36, $1.34 and $1.28, respectively. Subsequent to December 31, 2015, the Company declared an additional dividend of $0.34 per share in respect of the fourth quarter of 2015.

The components of accumulated other comprehensive loss attributable to Teva are presented in the table below:

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	December 31,
	2015	2014	2013

	(U.S. $ in millions)
Currency translation adjustment	$(2,384)	$(1,283)	$151
Unrealized loss on defined benefit plans, net	(58)	(93)	(50)
Unrealized gain (loss) on derivative financial instruments, net	175	40	(197)
Unrealized gain (loss) from available-for-sale securities, net	312	(7)	5
Accumulated other comprehensive loss attributable to Teva	$(1,955)	$(1,343)	$(91)

The following tables present the changes in the components of accumulated other comprehensive loss attributable to Teva for the years ended December 31, 2015, 2014 and 2013:
		Year ended December 31, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		(U.S.$ in millions)
Currency translation adjustment	Currency translation adjustment, reclassified to share in (income) losses of associated companies – net	$(1,131)	$24	$(1,107)	$6	$(1,101)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities*	(413)	737	324	(5)	319
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments**	137	(2)	135	-	135
Unrealized gain (loss) on defined benefit plans	Gain on defined benefit plans, reclassified to various statement of income items***	33	4	37	(2)	35
Total accumulated other comprehensive income (loss)		$(1,374)	$763	$(611)	$(1)	$(612)

		Year ended December 31, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		(U.S.$ in millions)
Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(1,429)	$(5)	$(1,434)	$-	$(1,434)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	(12)	2	(10)	(2)	(12)
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	240	(3)	237	-	237
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	(55)	(2)	(57)	14	(43)
Total accumulated other comprehensive income (loss)		$(1,256)	$(8)	$(1,264)	$12	$(1,252)

		Year ended December 31, 2013
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		(U.S.$ in millions)
Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(46)	$17	$(29)	$5	$(24)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	18	(6)	12	-	12
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(111)	7	(104)	-	(104)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	20	24	44	(2)	42
Total accumulated other comprehensive income (loss)		$(119)	$42	$(77)	$3	$(74)

* $632 million loss reclassified to financial expenses—net and $105 million loss reclassified to impairments, restructuring and others.
** $26 million loss reclassified to financial expenses—net and $28 million gain reclassified to net revenues.
*** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.